Discontinued Operations - Schedule Of Cash Flow Statement Of Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Cash Flow Statement Of Discontinued Operations [Line Items]
Net cash flows provided by (used in) operating activities of discontinued operations	$ (3,644)		$ (18,601)	$ (16,746)
Net cash flows provided by (used in) investing activities of discontinued operations	79		(446)	10,979
Net cash flows provided by (used in) financing activities of discontinued operations	1,781		8,650	2,294
Calyxt [Member]
Schedule Of Cash Flow Statement Of Discontinued Operations [Line Items]
Net cash flows provided by (used in) operating activities of discontinued operations	(3,644)	[1]	(18,601)	(16,746)
Net cash flows provided by (used in) investing activities of discontinued operations	79	[1]	(446)	10,979
Net cash flows provided by (used in) financing activities of discontinued operations	1,781	[1]	8,650	2,294
(Decrease) increase in cash and cash equivalents	$ (1,784)	[1]	$ (10,396)	$ (3,473)

[1]	Figures for the year-end period ended December 31, 2023 include Calyxt’s results over a five-month period from January 1, 2023 to May 31, 2023 and the gain on deconsolidation